COMMITMENTS AND CONTINGENCIES - The Proposed Business Combination (Details) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 05, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Preferred stock, par value (in dollars per share)	$ 0.0001
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Issue price per share	10
Nuburu, Inc
COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share)	0.0001
Tailwind Acquisition Corp [Member]
COMMITMENTS AND CONTINGENCIES
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Minimum Net Tangible Assets Upon Consummation Of Business Combination		$ 5,000,001	$ 5,000,001
Tailwind Acquisition Corp [Member] | Nuburu, Inc
COMMITMENTS AND CONTINGENCIES
Preferred stock, par value (in dollars per share)	0.0001
Common stock, par value (in dollars per share)	0.0001
Issue price per share	10
Business Combination Agreement
COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share)	$ 0.0001
Number of shares issued	35,000,000
Business Combination Agreement | Tailwind Acquisition Corp [Member]
COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share)	$ 0.0001
Number of shares issued	35,000,000
Minimum Net Tangible Assets Upon Consummation Of Business Combination	$ 5,000,001
Number of business days that business combination agreement can be terminated if Nuburu fails to deliver the Written Consent	2 days
Number of days that business combination agreement can be terminated based on due diligence of Nuburu	30 days
Number of days that business combination agreement can be terminated commencing on the date that is 45 days following a Lincoln Park Diligence Termination	10 days
Number of days after a Lincoln Park Diligence Termination	45 days
Number of days from termination of business combination agreement for payment of termination fee	2 days
Termination fees	$ 15,000,000